Summary of Significant Accounting Policie - Schedule of Depreciation Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2016
Office Equipment [Member] | Minimum [Member]
Estimated useful life	2 years
Office Equipment [Member] | Maximum [Member]
Estimated useful life	5 years
Furniture And Fixtures | Minimum [Member]
Estimated useful life	2 years
Furniture And Fixtures | Maximum [Member]
Estimated useful life	5 years
ProductionEquipmentMember | Minimum [Member]
Estimated useful life	3 years
ProductionEquipmentMember | Maximum [Member]
Estimated useful life	7 years